Fees Summary	Nov. 12, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	10,384.07
Total Transaction Valuation	119,357,121.36
Total Offset Amount	0.00
Net Fee	$ 10,384.07
Offering Table N/A
Offset Table N/A	N/A